UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Total operating revenues	$ 208,791	$ 194,760
Vessel operating expenses	(53,917)	(51,889)
Voyage, charterhire and commission expenses	(2,174)	(676)
Administrative expenses	(30,509)	(25,968)
Project development expenses	(1,331)	(2,077)
Depreciation and amortization	(39,328)	(41,592)
Impairment of long-lived assets	(76,155)	0
Total operating expenses	(203,414)	(122,202)
Realized and unrealized gain on oil and gas derivative instruments	516,668	157,119
Other operating income	299	0
Total other operating income	516,967	157,119
Operating income	522,344	229,677
Realized and unrealized mark-to-market gain/(losses) on our investment in listed equity securities	346,497	(244,210)
Other non-operating income/(losses), net	11,267	(67,582)
Total other non-operating income/(losses)	357,764	(311,792)
Interest income	4,013	61
Interest expense	(15,589)	(24,121)
Gains on derivative instruments, net	73,330	17,062
Other financial items, net	(3,255)	938
Net financial income/(expenses)	58,499	(6,060)
Income before taxes and net income/(losses) from equity method investments	938,607	(88,175)
Income taxes	(335)	(407)
Net income/(loss) from equity method investments	12,996	(562)
Net income/(loss) from continuing operations	951,268	(89,144)
Net (loss)/income from discontinued operations	(79,281)	603,947
Net income	871,987	514,803
Total net income attributable to non-controlling interests	(155,652)	(108,962)
Net income attributable to stockholders of Golar LNG Limited	$ 716,335	$ 405,841
Basic earnings/(loss) per share from continuing operations (in USD per share)	$ 7.44	$ (1.57)
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	7.40	(1.57)
Basic (loss)/earnings per share from discontinued operations (in USD per share)	(0.81)	5.26
Dilutive (loss)/earnings per share from discontinued operations (in USD per share)	$ (0.81)	$ 5.26
Continuing operations
Total operating revenues	$ 208,791	$ 194,760
Vessel operating expenses	(53,917)	(51,889)
Voyage, charterhire and commission expenses	(2,174)	(676)
Administrative expenses	(30,509)	(25,968)
Depreciation and amortization	(39,328)	(41,592)
Other operating income	299
Realized and unrealized mark-to-market gain/(losses) on our investment in listed equity securities	346,497	(244,210)
Net income/(loss) from equity method investments	12,996	(562)
Net income/(loss) from continuing operations	951,268	(89,144)
Total net income attributable to non-controlling interests	(147,446)	(83,870)
Discontinued operations
Depreciation and amortization	(8,699)	(37,895)
Net income/(loss) from equity method investments	0	(6,891)
Total net income attributable to non-controlling interests	(8,206)	(25,092)
Time and voyage charter revenues
Total operating revenues	4,216	8,571
Liquefaction services revenue
Total operating revenues	178,314	164,614
Vessel management fees and other revenues
Total operating revenues	$ 26,261	$ 21,575